PROPERTY, PLANT AND MINE DEVELOPMENT (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, plant and mine development
Property, plant and equipment at beginning of period	$ 6,234,302	$ 6,234,302	$ 5,626,552
Additions		1,012,804	1,265,475
Impairment loss			(100,676)
Impairment reversal		345,821
Disposals		(20,371)	(14,144)
Amortization		(568,891)	(542,905)
Property, plant and equipment at end of period		7,003,665	6,234,302
Additions of right-of-use assets for lease arrangements		46,822
Gain (loss) on disposal of property, plant and mine development		(11,907)	22,764
Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	1,775,063	1,775,063	1,665,527
Additions		63,305	335,938
Impairment loss			(100,676)
Impairment reversal		172,484
Disposals		(937)	(8,554)
Amortization		(152,160)	(146,793)
Transfers between categories		150,796	29,621
Property, plant and equipment at end of period		2,008,551	1,775,063
Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	1,984,867	1,984,867	1,991,121
Additions		314,469	247,655
Disposals		(19,434)	(5,590)
Amortization		(300,027)	(268,028)
Transfers between categories		1,207,920	19,709
Property, plant and equipment at end of period		3,187,795	1,984,867
Right-of-use assets on initial application of IFRS 16	81,800
Additions of right-of-use assets for lease arrangements		46,800
Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	2,474,372	2,474,372	1,969,904
Additions		635,030	681,882
Impairment reversal		173,337
Amortization		(116,704)	(128,084)
Transfers between categories		(1,358,716)	(49,330)
Property, plant and equipment at end of period		1,807,319	2,474,372
Major assets under construction
Property, plant and mine development
Property, plant and equipment at beginning of period	1,424,200	1,424,200
Property, plant and equipment at end of period		244,900	1,424,200
Cost
Property, plant and mine development
Property, plant and equipment at beginning of period	11,255,516	11,255,516
Property, plant and equipment at end of period		12,071,818	11,255,516
Cost | Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	3,135,284	3,135,284
Property, plant and equipment at end of period		3,348,912	3,135,284
Cost | Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	4,839,166	4,839,166
Property, plant and equipment at end of period		6,182,372	4,839,166
Cost | Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	3,281,066	3,281,066
Property, plant and equipment at end of period		2,540,534	3,281,066
Accumulated depreciation, amortization and impairment
Property, plant and mine development
Property, plant and equipment at beginning of period	(5,021,214)	(5,021,214)
Property, plant and equipment at end of period		(5,068,153)	(5,021,214)
Accumulated depreciation, amortization and impairment | Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	(1,360,221)	(1,360,221)
Property, plant and equipment at end of period		(1,340,361)	(1,360,221)
Accumulated depreciation, amortization and impairment | Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	(2,854,299)	(2,854,299)
Property, plant and equipment at end of period		(2,994,577)	(2,854,299)
Accumulated depreciation, amortization and impairment | Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	$ (806,694)	(806,694)
Property, plant and equipment at end of period		$ (733,215)	$ (806,694)